UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Regis Management Company, LLC

Address:   300 Hamilton Avenue, Suite 400
           Palo Alto, CA  94301


Form 13F File Number: 028-11606


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Robert F.X. Burlinson
Title:  Chief Investment Officer
Phone:  650-838-1030

Signature,  Place,  and  Date  of  Signing:

/s/ Robert F.X. Burlinson          Palo Alto, California              5/2/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              28

Form 13F Information Table Value Total:  $      227,166
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
AMEX ENERGY SELECT INDEX 'SPDR COM            81369Y506     4439    61864 SH       SOLE                 61864      0    0
Accretive Health, Inc.         COM            00438v103     4321   216374 SH       SOLE                216374      0    0
BERKSHIRE HATHAWAY B NEW CLASS COM            084670207     2083    25665 SH       SOLE                 25665      0    0
DOW JONES US REAL ESTATE INDEX COM            464287739    13963   224118 SH       SOLE                224118      0    0
DURECT CORP COM                COM            266605104       61    76250 SH       SOLE                 76250      0    0
GOLDCORP INC                   COM            380956409     1059    23500 SH       SOLE                 23500      0    0
ISHARES BARCLAYS 20+ YEAR TREA COM            464287432    21155   188550 SH       SOLE                188550      0    0
ISHARES IBOXX INVESTOP IBOXX $ COM            464287242      283     2444 SH       SOLE                  2444      0    0
ISHARES MSCI EMERGING MKT INDE COM            464287234    34358   800041 SH       SOLE                800041      0    0
ISHARES MSCI JAPAN INDEX FUND  COM            464286848      539    52950 SH       SOLE                 52950      0    0
ISHARES TR BARCLAYS FUND BARCL COM            464287226     1992    18137 SH       SOLE                 18137      0    0
ISHARES TR RUSSELL 3000INDEX F COM            464287689     2607    31304 SH       SOLE                 31304      0    0
ISHARES TR-ISHARES MSCI EAFE I COM            464287465    43926   800256 SH       SOLE                800256      0    0
KLA-TENCOR CORP COM            COM            482480100      941    17288 SH       SOLE                 17288      0    0
MAKO SURGICAL CORP.            COM            560879108     3691    87562 SH       SOLE                 87562      0    0
MERCK & CO., INC.              COM            58933Y105     2146    55893 SH       SOLE                 55893      0    0
OCCIDENTAL PETROLEUM CORP      COM            674599105     4405    46254 SH       SOLE                 46254      0    0
POWERSHS QQQ TRUST SER 1       COM            73935a104     1439    21305 SH       SOLE                 21305      0    0
S P D R S&P 500 ETF TR EXPIRIN COM            78462f103     1591    11302 SH       SOLE                 11302      0    0
SERVICESOURCE INTERNATIONAL    COM            81763U100      101     6498 SH       SOLE                  6498      0    0
SOUTHERN NATL BANCORPVA INC CO COM            843395104     1607   238024 SH       SOLE                238024      0    0
SPDR GOLD TRUST ETF            COM            78463V107    20948   129213 SH       SOLE                129213      0    0
UTILITIES SECTOR SPDR          COM            81369Y886      446    12737 SH       SOLE                 12737      0    0
VANGUARD ENERGY ETF            COM            92204a306    10792   102602 SH       SOLE                102602      0    0
VANGUARD INDEX FUNDS VANGUARD  COM            922908769    41084   568556 SH       SOLE                568556      0    0
VANGUARD MSCI EMERGING MARKETS COM            922042858     3685    84775 SH       SOLE                 84775      0    0
VANGUARD REIT                  COM            922908553     3415    53659 SH       SOLE                 53659      0    0
Somaxon Pharmaceuticals, Inc   WT             834453102       89   170212 SH       SOLE                170212      0    0


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